Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands, shares in Millions			3 Months Ended
	May 27, 2023	May 26, 2022	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares value	$ 800	$ 1,000
Carrying value of the company's level 3 financial assets				$ 277,207	$ 309,162	$ 306,097
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the company's level 3 financial assets				0	0
Nonrecurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the company's level 3 financial assets				$ 800	$ 800
Variable interest entities | UltraDx Limited Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares received (in shares)			1